Investment Strategy - Roundhill S&P 500 0DTE Covered Call Strategy ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives using a “covered call” strategy that provides current income from option premiums on a weekly basis, while also providing exposure to the price return of the S&P 500® Index. In effectuating its investment strategy, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the returns of the S&P 500® Index. Such financial instruments may include exchange-traded funds (“ETFs”) that seek to track the investment returns of the S&P 500® Index (“S&P 500® ETFs”), such as State Street® SPDR® S&P 500® ETF Trust (“SPY”), State Street® SPDR® Portfolio S&P 500® ETF (“SPYM”), Vanguard S&P 500 ETF (“VOO”) and iShares Core S&P 500 ETF (“IVV”) or derivative instruments that utilize the S&P 500® Index or an S&P 500® ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value.

A covered call strategy is a two-part strategy where an investor buys or owns a security or group of securities and simultaneously sells call options on the same securities, which generates upfront premium income in exchange for capping maximum potential profit. As further described below, because the Fund will sell call options on the S&P 500® Index but achieves its investment exposure to the S&P 500® Index by investing in shares of an S&P 500® ETF or by purchasing call options that utilize the S&P 500® Index or an S&P 500® ETF as the reference asset, the Fund’s strategy may be termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy.

The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund will sell out-of-the-money 0DTE call options on the S&P 500® Index that will expire at the end of the day. The Fund will derive its synthetic long exposure to the price return of the S&P 500® Index by purchasing shares of an S&P 500® ETF or by purchasing deep-in-the-money call option contracts that utilize the S&P 500® Index or an S&P 500® ETF as the reference asset. The Fund’s exposure to the return of the S&P 500® Index through the purchase of call options that are “deep-in-the-money” refers to the fact that at the time the Fund purchases such call options, the value of the reference asset (either the S&P 500® Index or S&P 500® ETF) is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the reference asset. These gains will generally provide synthetic exposure to the returns of the S&P 500® Index. The Fund’s sale of 0DTE options to generate income from option premiums will potentially limit the degree to which the Fund will participate in any gains experienced by the S&P 500® Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income from option premiums, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE S&P 500® Index call options with a strike price above the current value of the S&P 500® Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income from option premiums that will limit the Fund’s ability to participate in increases in value of the S&P 500® Index beyond a certain point. If the value of the S&P 500® Index increases, the Fund’s long exposure to S&P 500® Index would allow the Fund to participate in those gains. However, if the S&P 500® Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income from option premiums, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the S&P 500® Index into current income from option premiums. For instance, if, on a given business day, the Fund sold S&P 500® Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the S&P 500® Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long S&P 500® Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold S&P 500® Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the S&P 500® Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize the S&P 500® Index or an S&P 500® ETF as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. A significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of March 31, 2026, the S&P 500® Index was concentrated in the industry or group of industries comprising the information technology sector.

Additional Information About SPY

SPY is an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. SPY generally seeks to track the S&P 500® by holding a portfolio of securities that substantially correspond to the weight of each stock in the index. SPY is a series of SPDR® S&P 500® ETF TRUST. Information provided to or filed with the Securities and Exchange Commission by SPDR® S&P 500 ETF® TRUST pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 811-06125 through the Securities and Exchange Commission’s website at www.sec.gov.

Additional Information About SPYM

SPYM is an ETF that seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P 500® Index. SPYM uses a sampling strategy, which means the fund is not required to purchase all of the securities represented in the S&P 500® Index, and may purchase a subset of the securities in the index. SPYM is a series of SPDR® Series Trust. Information provided to or filed with the Securities and Exchange Commission by SPDR® Series Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 811-08839 through the Securities and Exchange Commission’s website at www.sec.com.

Additional Information About VOO

VOO is an ETF that seeks to track the performance of the S&P 500® Index. Under normal circumstances, VOO invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks that make up the S&P 500® Index. VOO is a series of Vanguard Index Funds. Information provided to or filed with the Securities and Exchange Commission by Vanguard Index Funds pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 811-02652 through the Securities and Exchange Commission’s website at www.sec.gov.

Additional Information About IVV

IVV is an ETF that seeks to track the investment results of an S&P 500® Index. IVV uses an indexing approach and is managed using a representative sampling strategy, meaning it invests in a representative sample of securities with an investment profile similar to the S&P 500® Index and may not hold all index securities. IVV is a series of iShares Trust. Information provided to or filed with the Securities and Exchange Commission by iShares Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 811-09729 through the Securities and Exchange Commission’s website at www.sec.gov.